UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%	Shares	Value

AUSTRALIA — 4.6%
Newcrest Mining, Ltd.	3,278,721	$52,688,902

AUSTRIA — 0.8%
IMMOFINANZ AG	362,248	9,530,836

BRAZIL — 3.8%
BrasilAgro - Brasileira de Propriedades Agricolas	815,900	3,043,349
Centrais Eletricas Brasileiras SA *	8,829,400	40,650,103

		43,693,452

CANADA — 30.3%
Barrick Gold Corp.	2,128,420	23,817,020
Bear Creek Mining Corp. * (A)	1,363,480	1,918,106
Cameco Corp.	4,751,597	51,317,247
Centerra Gold, Inc. *	4,398,753	19,984,341
Denison Mines Corp. * (A)	10,407,862	5,360,547
Dundee Corp., Cl A * (A)(B)	2,419,423	2,715,423
Dundee Precious Metals, Inc. *	2,450,609	5,821,103
Fission Uranium Corp. * (A)	9,946,000	5,199,124
Gabriel Resources, Ltd. *(B)	5,631,603	1,558,502
Goldcorp, Inc.	427,218	5,340,225
International Tower Hill Mines *	3,761,135	1,804,969
Ivanhoe Mines, Ltd., Cl A *	2,300,913	4,581,131
Kinross Gold Corp. *	2,678,790	9,643,644
Lundin Gold, Inc. *(B)	3,740,329	14,376,481
MEG Energy Corp. *	3,643,568	23,751,744
New Gold Inc. * (A)	17,251,368	21,564,210
NexGen Energy, Ltd. * (A)	11,910,720	24,263,680
Northern Dynasty Minerals, Ltd. (CAD) * (A)	5,999,698	3,689,709
Northern Dynasty Minerals, Ltd. (USD) * (A)	2,736,866	1,661,278
Novagold Resources, Inc. *	1,107,043	4,771,355
Seabridge Gold * (A)	1,645,453	19,213,922
Sprott, Inc. (A)	9,802,054	22,680,695
Tahoe Resources, Inc.	1,016,352	4,562,782
Turquoise Hill Resources, Ltd. *	5,812,897	16,101,725
Uranium Participation Corp. * (A)	7,102,833	24,133,853

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued	Shares	Value

CANADA — continued
Wheaton Precious Metals	1,376,764	$28,843,206

		348,676,022

CHINA — 6.0%
China Mobile Ltd.	2,694,000	24,300,418
China Telecom, Cl H	26,440,000	12,497,360
China Yurun Food Group, Ltd. *	9,820,000	1,263,618
Guangshen Railway Co., Ltd., Cl H	22,059,003	11,297,825
NVC Lighting Holding, Ltd.	38,064,203	3,297,680
PAX Global Technology, Ltd. (A)	35,375,000	16,991,069

		69,647,970

FRANCE — 3.6%
Electricite de France SA	2,808,709	42,039,659

GREECE — 2.0%
Diana Shipping, Inc. * (A)	2,939,350	13,227,075
Tsakos Energy Navigation, Ltd. (A)	2,850,515	9,976,802

		23,203,877

HONG KONG — 0.6%
Guoco Group, Ltd.	261,000	4,299,540
Luks Group Vietnam Holdings Co., Ltd. (B)	6,675,000	2,083,532

		6,383,072

JAPAN — 7.9%
Japan Steel Works, Ltd.	202,563	4,960,135
Kamigumi Co., Ltd.	441,750	9,228,887
Kurita Water Industries, Ltd.	68,600	2,000,053
Mitsubishi Corp.	1,004,100	27,990,696
Mitsui & Co., Ltd.	1,875,900	31,347,486
Organo Corp. (A)	397,800	10,367,028
West Japan Railway Co.	75,800	5,287,663

		91,181,948

LEBANON — 0.1%
Solidere GDR *	174,732	1,279,038

RUSSIA — 15.2%
Etalon Group, Ltd. GDR (A)	6,156,489	17,238,169
Federal Grid Unified Energy System PJSC	10,985,486,758	30,001,364

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued	Shares	Value

RUSSIA — continued
Gazprom PAO *	3,722,396	$8,577,960
Gazprom PJSC ADR	6,291,486	28,204,732
Lenta GDR *	1,929,171	9,626,563
Lukoil PJSC	42,383	3,023,646
Moscow Exchange MICEX-RTS PJSC *	4,209,630	6,948,866
Polyus PJSC GDR	170,272	6,044,656
Protek PJSC (B)	2,742,777	3,696,742
RusHydro PJSC	1,821,236,423	19,813,231
RusHydro PJSC ADR	16,293,459	16,749,676
Sberbank of Russia PJSC	7,241,730	24,936,224

		174,861,829

SINGAPORE — 2.8%
Golden Agri-Resources, Ltd.	155,785,600	32,041,700

SOUTH AFRICA — 2.5%
Gold Fields, Ltd.	2,224,582	8,116,113
Impala Platinum Holdings, Ltd. *	13,761,761	20,369,601

		28,485,714

SOUTH KOREA — 6.1%
Hankook Tire Worldwide	86,322	1,427,575
Hyundai Motor Co.	165,215	19,126,038
KT Corp.	552,483	14,075,686
KT Corp. ADR	2,605,883	35,700,597

		70,329,896

SRI LANKA — 0.2%
Hemas Holdings	3,990,379	2,501,954

TURKEY — 0.6%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	369,102	131,889
Turkiye Halk Bankasi	4,515,617	6,353,310

		6,485,199

UKRAINE — 2.7%
Astarta Holding NV * (A)(B)	556,459	4,933,174
Kernel Holding SA	428,215	5,940,433
MHP SA GDR (LSE Shares) (B)	1,560,702	19,586,810

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued		Shares	Value

UKRAINE — continued
MHP SA GDR (USD Shares) (B)		44,627	$560,069

			31,020,486

UNITED KINGDOM — 0.6%
Yellow Cake * (A)		2,309,388	6,577,639

UNITED STATES — 5.5%
Cloud Peak Energy, Inc. * (A)		2,655,654	6,931,257
Diebold Nixdorf, Inc.		1,337,474	15,180,330
Pandora Media Inc. *		380,017	2,561,314
Range Resources		2,523,118	38,931,711

			63,604,612

TOTAL COMMON STOCK (Cost $1,122,771,016)			1,104,233,805

CONVERTIBLE BONDS — 1.3%		Face Amount

CANADA — 1.3%
Gabriel Resources, Ltd. 0.025%, 06/30/21 (B)(C)(D)(E)	CAD	15,950,000	14,681,308

INDIA — 0.0%
REI Agro, Ltd. 5.500%, 11/13/14 (B)(C)(D)(E)(F)	$	723,000	—

TOTAL CONVERTIBLE BONDS (Cost $14,817,321)			14,681,308

WARRANTS — 0.1%		Number of Warrants

CANADA — 0.1%
Gabriel Resources, Ltd., Expires 06/30/21*(B)(C)(D)(E)		11,428,804	1,054,277

TOTAL WARRANTS (Cost $–)			1,054,277

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2018
(Unaudited)

RIGHTS — 0.0%	Number of Rights	Value

CANADA — 0.0%
Gabriel Resources, Ltd., Expires 06/30/21*(B)(C)(D)(E)	15,950	$—

TOTAL RIGHTS (Cost $–)		—

PURCHASED OPTION — 0.4%

UNITED STATES — 0.4% (G)*

TOTAL PURCHASED OPTION (Cost $11,428,004)		4,470,830

TOTAL INVESTMENTS — 97.7%
(Cost $1,149,016,341)		1,124,440,220

Other Assets and Liabilities, Net — 2.3%		26,819,972

NET ASSETS — 100.0%		$1,151,260,192

*	Non-income producing security.
(A)	Affiliated investment.
(B)	Securities considered illiquid. The total value of such securities as of July 31, 2018 was $65,246,318 and represented 5.7% of Net Assets.
(C)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of July 31, 2018 was $15,735,585 and represented 1.4% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of July 31, 2018 was $15,735,585 and represents 1.4% of Net Assets.

(F)	Security in default on interest payments.
(G)	Refer to table below for details on Options Contracts.

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.4%

Put Options
September 18 Puts on SPX*	2,023	$569,735,467	$2,755.00	09/21/18	$4,470,830

TOTAL PURCHASED OPTION
(Cost $11,428,004)		$569,735,467			$4,470,830

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2018
(Unaudited)

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

GDR — Global Depositary Receipt

LSE — London Stock Exchange

Ltd. — Limited

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

SPX — Standard & Poor’s 500 Index

USD — U.S. Dollar

The list of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock

Australia	$52,688,902	$—	$—	$52,688,902

Austria	9,530,836	—	—	9,530,836

Brazil	43,693,452	—	—	43,693,452

Canada	348,676,022	—	—	348,676,022

China	69,647,970	—	—	69,647,970

France	42,039,659	—	—	42,039,659

Greece	23,203,877	—	—	23,203,877

Hong Kong	6,383,072	—	—	6,383,072

Japan	91,181,948	—	—	91,181,948

Lebanon	1,279,038	—	—	1,279,038

Russia	174,861,829	—	—	174,861,829

Singapore	32,041,700	—	—	32,041,700

South Africa	28,485,714	—	—	28,485,714

South Korea	70,329,896	—	—	70,329,896

Sri Lanka	2,501,954	—	—	2,501,954

Turkey	6,485,199	—	—	6,485,199

Ukraine	31,020,486	—	—	31,020,486

United Kingdom	6,577,639	—	—	6,577,639

United States	63,604,612	—	—	63,604,612

Total Common Stock	1,104,233,805	—	—	1,104,233,805

Convertible Bonds	—	—	14,681,308	14,681,308

Warrants	—	—	1,054,277	1,054,277

Rights‡	—	—	—	—

Purchased Option	4,470,830	—	—	4,470,830

Total Investments in Securities	$1,108,704,635	$—	$15,735,585	$1,124,440,220

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2018
(Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Convertible Bonds	Warrants	Rights‡	Total
Beginning Balance as of November 1, 2017	$13,676,584	$974,474	$ —	$14,651,058
Accrued discounts/premiums	—	—	—	—
Realized gain/(loss)	—	—	—	—
Change in appreciation/ (depreciation)	1,004,724	79,803	—	1,084,527
Purchases	—	—	—	—
Sales	—	—	—	—
Amortization sold	—	—	—	—
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—

Ending balance as of July 31, 2018	$14,681,308	$1,054,277	$—	$15,735,585

Change in unrealized gains/ (losses) included in earnings related to securities still held at reporting date	$1,004,724	$79,803	$—	$1,084,527

Amounts designated as “—” are either $0 or have been rounded to $0.

‡ Rights are currently considered worthless and Level 3.

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2018, there were transfers from Level 2 to Level 1 assets and liabilities. There were no other significant transfers between Level 1 and 2 assets for the period ended July 31, 2018.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of July 31, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value at July 31, 2018	Valuation Technique	Unobservable Inputs	Inputs
			Credit Spread	10%
			Volatility	60%
Convertible Bonds	$14,681,308	Model	Liquidity Risk	10%

Warrants	1,054,277	Model	Volatility	60%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended July 31, 2018, there were no significant changes to the Fund’s fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK GLOBAL
ALL-CAP FUND
JULY 31, 2018
(Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2017 through July 31, 2018. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value 10/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2018	Dividend Income
Astarta Holding NV
$ 4,710,436	$ 2,440,023	$ —	$ —	$(2,217,285)	$ 4,933,174	$ —
Bear Creek Mining Corp.
2,060,915	—	—	—	(142,809)	1,918,106	—
Cloud Peak Energy, Inc.
10,677,509	2,351,679	(2,741,800)	(348,540)	(3,007,591)	6,931,257	—
Denison Mines Corp.
4,228,112	53,423	—	—	1,079,012	5,360,547	—
Diana Shipping, Inc.
8,658,605	2,912,316	(175,806)	1,480	1,830,480	13,227,075	—
Dundee Corp., Cl A
5,926,189	—	—	—	(3,210,766)	2,715,423	—
Etalon Group, Ltd. GDR
8,540,948	11,881,977	—	—	(3,184,756)	17,238,169	74,232
Fission Uranium Corp.
4,268,258	57,490	—	—	873,376	5,199,124	—
New Gold Inc.
12,003,098	28,258,542	—	—	(18,697,430)	21,564,210	—
NexGen Energy, Ltd.
10,270,472	14,039,374	—	—	(46,166)	24,263,680	—
Northern Dynasty Minerals, Ltd. (CAD)
11,951,960	—	—	—	(8,262,251)	3,689,709	—
Northern Dynasty Minerals, Ltd. (USD)
5,029,788	177,595	—	—	(3,546,105)	1,661,278	—
Organo Corp.
10,495,581	—	—	—	(128,553)	10,367,028	103,879
PAX Global Technology, Ltd.
11,356,744	5,806,913	—	—	(172,588)	16,991,069	180,257
Seabridge Gold
16,161,442	5,195,439	—	—	(2,142,959)	19,213,922	—
Sprott, Inc.
16,183,255	276	—	—	6,497,164	22,680,695	690,057
Tsakos Energy Navigation, Ltd.
11,032,850	1,578,127	(1,316)	(483)	(2,632,376)	9,976,802	392,469
Uranium Participation Corp.
19,324,815	—	—	—	4,809,038	24,133,853	—
Yellow Cake
—	6,057,729	—	—	519,910	6,577,639	—

Totals:
$ 172,880,977	$ 80,810,903	$ (2,918,922)	$ (347,543)	$ (31,782,655)	$ 218,642,760	$1,440,894

KGI-QH-001-1000

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 61.9%	Shares	Value

AUSTRALIA — 4.5%
Newcrest Mining, Ltd.	378,192	$6,077,529

BRAZIL — 1.0%
Centrais Eletricas Brasileiras SA *	293,600	1,351,719

CANADA — 19.6%
Barrick Gold Corp.	325,144	3,638,361
Cameco Corp.	546,944	5,906,995
Crescent Point Energy Corp.	190,554	1,299,315
Goldcorp, Inc.	188,886	2,361,075
Kinross Gold Corp. *	438,862	1,579,903
MEG Energy Corp. *	363,218	2,367,751
New Gold Inc. *(A)	938,429	1,173,036
Novagold Resources, Inc. *	637,331	2,746,897
Turquoise Hill Resources, Ltd. *	337,087	933,731
Wheaton Precious Metals	223,432	4,680,901

		26,687,965

CHINA — 5.3%
China Mobile Ltd.	267,500	2,412,904
China Shenhua Energy Co., Ltd., Cl H	286,000	644,944
China Telecom, Cl H	3,648,000	1,724,296
Guangshen Railway Co., Ltd., Cl H	2,986,000	1,529,321
PAX Global Technology, Ltd. (A)	2,002,000	961,586

		7,273,051

FRANCE — 0.5%
Electricite de France SA	49,573	741,989

HONG KONG — 1.3%
Guoco Group, Ltd.	26,000	428,307
K Wah International Holdings, Ltd.	1,178,000	681,371
SJM Holdings, Ltd.	545,000	661,717

		1,771,395

JAPAN — 2.3%
Inpex Corp.	65,500	720,813
Kamigumi Co., Ltd.	50,200	1,048,761
Mitsubishi Corp.	24,600	685,759

1

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued	Shares	Value

JAPAN — continued
Mitsui & Co., Ltd.	38,500	$643,360

		3,098,693

RUSSIA — 15.7%
Federal Grid Unified Energy System PJSC	94,378,542	257,748
Gazprom PAO *	2,602,841	5,998,036
Lenta GDR *	555,665	2,772,768
LSR Group PJSC	74,754	927,274
Lukoil PJSC	39,531	2,820,181
Moscow Exchange MICEX-RTS PJSC *	1,144,993	1,890,048
Polyus PJSC GDR	84,861	3,012,566
RusHydro PJSC	93,865,583	1,021,163
Sberbank of Russia PJSC	780,404	2,687,249

		21,387,033

SINGAPORE — 2.1%
Golden Agri-Resources, Ltd.	13,734,600	2,824,908

SOUTH AFRICA — 1.8%
Gold Fields, Ltd.	355,748	1,297,903
Impala Platinum Holdings, Ltd. *	799,551	1,183,463

		2,481,366

SOUTH KOREA — 3.4%
Hyundai Motor Co.	9,706	1,123,611
Hyundai Motor Co. GDR	222	8,214
KT Corp.	193	4,917
KT Corp. ADR	259,216	3,551,259

		4,688,001

TURKEY — 1.1%
Turkiye Halk Bankasi	1,055,398	1,484,907

UKRAINE — 1.8%
MHP SA GDR	199,286	2,501,039

UNITED STATES — 1.5%
Royal Gold, Inc.	24,702	2,090,036

TOTAL COMMON STOCK
(Cost $85,700,705)		84,459,631

2

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2018
(Unaudited)

PREFERRED STOCK — 0.7%	Shares	Value
SOUTH KOREA — 0.7%
Hyundai Motor, 4.17%	12,366	$969,471

TOTAL PREFERRED STOCK
(Cost $1,105,656)		969,471

SHORT TERM INVESTMENT — 0.6%
Dreyfus Treasury Securities Cash Management Fund,
Participant Shares, 1.370% (B)
(Cost $764,669)	764,669	764,669

U.S. TREASURY OBLIGATIONS — 29.3%	Face Amount
United States Treasury Bills (C)
1.867%, 08/02/18	$10,000,000	9,999,501
1.853%, 08/16/18	10,000,000	9,992,234
1.852%, 08/23/18	10,000,000	9,988,526
1.848%, 08/09/18	10,000,000	9,995,867

TOTAL U.S. TREASURY OBLIGATIONS (Cost $39,976,368)		39,976,128

PURCHASED OPTION — 0.2%

UNITED STATES — 0.2% (D)*

TOTAL PURCHASED OPTION (Cost $1,034,920)		326,368

TOTAL INVESTMENTS— 92.7% (Cost $128,582,318)		126,496,267

Other Assets and Liabilities, Net — 7.3%		9,963,080

NET ASSETS — 100.0%		$136,459,347

*	Non-income producing security.
(A)	Affiliated investment.
(B)	The rate reported is the 7-day effective yield as of July 31, 2018.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(D)	Refer to table below for details on Options Contracts.

3

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2018
(Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTION — 0.2%

Put Options
iShares MSCI Emerging Markets ETF*	6,944	$31,150,784	$43.00	09/21/18	$326,368

TOTAL PURCHASED OPTION (Cost $1,034,920)		$31,150,784			$326,368

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PJSC — Public Joint Stock Company

4

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2018
(Unaudited)

The list of inputs used to value the Fund’s investments as of July 31, 2018 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock

Australia	$6,077,529	$—	$—	$6,077,529

Brazil	1,351,719	—	—	1,351,719

Canada	26,687,965	—	—	26,687,965

China	7,273,051	—	—	7,273,051

France	741,989	—	—	741,989

Hong Kong	1,771,395	—	—	1,771,395

Japan	3,098,693	—	—	3,098,693

Russia	21,387,033	—	—	21,387,033

Singapore	2,824,908	—	—	2,824,908

South Africa	2,481,366	—	—	2,481,366

South Korea	4,688,001	—	—	4,688,001

Turkey	1,484,907	—	—	1,484,907

Ukraine	2,501,039	—	—	2,501,039

United States	2,090,036	—	—	2,090,036

Total Common Stock	84,459,631	—	—	84,459,631

Preferred Stock

South Korea	969,471	—	—	969,471

Total Preferred Stock	969,471	—	—	969,471

Short Term Investment	764,669	—	—	764,669

U.S. Treasury Obligations	—	39,976,128	—	39,976,128

Purchased Option	326,368	—	—	326,368

Total Investments in Securities	$86,520,139	$39,976,128	$—	$126,496,267

Amounts designated as “—” are either $0 or have been rounded to $0.

Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund generally recognizes transfers between the levels as of the end of the reporting period. As of July 31, 2018, there were transfers from Level 2 to Level 1 assets and liabilities. For the period ended July 31, 2018, there were no Level 3 securities.

For the period ended July 31, 2018, there were no significant changes to the Fund’s fair valuation methodology.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual and semi-annual financial statements.

5

THE ADVISORS’ INNER CIRCLE FUND II	KOPERNIK
INTERNATIONAL FUND
JULY 31, 2018
(Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2017 through July 31, 2018. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issuers are:

Value 10/31/2017	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2018	Dividend Income
New Gold Inc.
$ 1,135,813	$ 1,464,597	$ —	$ —	$ (1,427,374)	$ 1,173,036	$ —
PAX Global Technology, Ltd.
600,495	368,071	—	—	(6,980)	961,586	10,201

Totals:
$ 1,736,308	$ 1,832,668	$ —	$ —	$ (1,434,354)	$ 2,134,622	$ 10,201

KGI-QH-002-0700

6

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018